Customer and Brokered Deposit Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits by Maturity [Abstract]
2013	$ 505,101
2014	54,475
2015	22,171
2016	6,388
2017	6,389
2018 and after	2,018
Certificates of accounts	575,175	519,222
Brokered accounts	21,367	24,994
Total	596,542
Certificate accounts [Member]
Deposits by Maturity [Abstract]
2013	483,734
2014	54,475
2015	22,171
2016	6,388
2017	6,389
2018 and after	2,018
Certificates of accounts	575,175
Brokered accounts [Member]
Deposits by Maturity [Abstract]
2013	21,367
2014	0
2015	0
2016	0
2017	0
2018 and after	0
Brokered accounts	$ 21,367